Income Taxes - Schedule of Movement in Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Valuation Allowance [Abstract]
At the beginning of the year	$ 3,304	¥ 20,502	¥ 21,949
Current year movement	118	728	(1,447)
At the end of the year	$ 3,422	¥ 21,230	¥ 20,502